CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 118	$ (6,444)	$ (6,798)
Adjustments required to reconcile net income (loss) from continuing operations to net cash used in operating activities:
Depreciation	241	351	394
Stock-based compensation	95	(2)	33
Loss (gain) on sale of marketable securities	(326)	(689)	308
Accrued severance pay, net	7	6	24
Deferred taxes, net	(345)
Decrease (increase) in trade receivables	(984)	698	1,799
Decrease (increase) in other current assets and prepaid expenses	(138)	142	209
Increase (decrease) in trade payables	193	(600)	82
Increase (decrease) in accrued expenses and other liabilities	32	173	(167)
Increase (decrease) in deferred revenue	160	1,591	(290)
Decrease in other long-term liabilities	(40)		(44)
Other	6	10	18
Net cash used in operating activities	(981)	(4,764)	(4,432)
Cash flow from investing activities:
Proceeds from the sale of marketable securities	1,111	5,590	1,629
Purchase of property and equipment	(127)	(81)	(177)
Proceeds from sale of property and equipment		1	5
Decrease (increase) in restricted cash	6	(116)	6
Net cash provided by investing activities	990	5,394	1,463
Effect of exchange rate changes on cash	36	13	(32)
Increase (decrease) in cash and cash equivalents	45	643	(3,001)
Cash and cash equivalents at the beginning of the year	3,587	2,944	5,945
Cash and cash equivalents at the end of the year	3,632	3,587	2,944
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes on income	104	65	78
Non-cash investing information:
Investment in leasehold improvements upon accrued expenses and other liabilities		40
Investment in leasehold improvements upon other long-term liabilities	$ 6	$ 168